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January 4, 1996


Securities and Exchange Commission                                     VIA EDGAR
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  The Pilot Funds (the "Funds"): File Nos. 2-78440 and 811-3517

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As Secretary of the Fund, I hereby certify that the definitive Prospectuses for the Funds' Pilot Short-Term U.S. Treasury Fund, Pilot Short-Term Diversified Assets Fund, Pilot Short-Term Tax-Exempt Diversified Fund and Pilot Missouri Short-Term Tax-Exempt Fund -- Pilot Shares, Administration Shares, and Investor Shares, respectively, Pilot Growth and Income Fund, Pilot Equity Income Fund, Pilot U.S. Government Securities Fund, Pilot Intermediate U.S. Government Securities Fund, Pilot Municipal Bond Fund and Pilot Intermediate Municipal Bond Fund -- Pilot Shares, Class A Shares and Class B Shares, respectively, and Pilot International Equity Fund -- Pilot Shares and Class A Shares, respectively and the Statement of Additional Information, each dated December 29, 1995, each of which has been in use since January 3, 1996, which would have been filed by the Fund pursuant to Rule 497(c) do not differ from those contained in the Funds' most recent registration statement on Form N-1A, filed pursuant to EDGAR on January 2, 1996.

If you have any questions concerning this filing, please do not hesitate to call me at (614) 470-8656.

Sincerely,


/s/ GEORGE O. MARTINEZ

George O. Martinez
Secretary